Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Entity Central Index Key	0000702172
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 16, 2019
Prospectus Date	Dec. 16, 2019
General Government Securities Money Market Fund | Brex Class
Prospectus:
Trading Symbol	GGBXX